Borrowings and Debentures - Short-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2020
1M FTP rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.14%
6M financial 1 rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.92%